Operating context	12 Months Ended
Dec. 31, 2022
Operating Context
Operating context

1.	Operating context

Gol Linhas Aéreas Inteligentes S.A. (“Company” or “GOL”) is a limited liability company incorporated on March 12, 2004 under Brazilian laws. The Company’s bylaws states that the corporate purpose is exercising the equity control of GOL Linhas Aéreas S.A. (“GLA”), whichprovides scheduled and non-scheduled air transportation services for passengers and cargo, maintenance services for aircraft and components, develops frequent-flyer programs, among others.

The Company’s shares are traded on B3 S.A. - Brasil, Bolsa, Balcão (“B3”) and on the New York Stock Exchange (“NYSE”) under the ticker GOLL4 and GOL, respectively. The Company adopts B3’s Special Corporate Governance Practices Level 2 and is part of the Special Corporate Governance (“IGC”) and Special Tag Along (“ITAG”) indexes, created to distinguish companies that commit to special corporate governance practices.

The Company’s official headquarters are located at Praça Comandante Linneu Gomes, s/n, portaria 3, prédio 24, Jardim Aeroporto, São Paulo, Brazil.

1.1.	Corporate structure

The corporate structure of the Company and its subsidiaries, on December 31, 2022, is shown below:

The Company’s equity interest in the capital stock of its subsidiaries, on December 31, 2022, is presented below:

Entity	Incorporation date	Location	Principal Activity	Type of control	% of interest in the capital stock in the capital stock
					2022	2021
GAC	March 23, 2006	Cayman Islands	Aircraft acquisition	Direct	100.00	100.00
Gol Finance Inc.	March 16, 2006	Cayman Islands	Fundraising	Direct	100.00	100.00
Gol Finance	June 21, 2013	Luxembourg	Fundraising	Direct	100.00	100.00
GLA	April 9, 2007	Brazil	Flight transportation	Direct	100.00	100.00
GTX	February 8, 2021	Brazil	Equity in companies	Direct	100.00	100.00
Smiles Viagens	August 10, 2017	Brazil	Tourism agency	Indirect	100.00	100.00
Smiles Fidelidade Argentina (a)	November 7, 2018	Argentina	Loyalty program	Indirect	100.00	100.00
Smiles Viajes y Turismo (a)	November 20, 2018	Argentina	Tourism agency	Indirect	100.00	100.00
AirFim	November 7, 2003	Brazil	Investment fund	Indirect	100.00	100.00
Fundo Sorriso	July 14, 2014	Brazil	Investment fund	Indirect	100.00	100.00
(a)	Companies with functional currency in Argentine pesos (ARS).

The subsidiaries GAC Inc., GOL Finance and GOL Finance Inc. are entities created for the specific purpose of continuing financial operations and related to the Company's fleet. They do not have their own governing body and decision-making autonomy. Therefore, their assets and liabilities are consolidated in the parent company.

GTX S.A., direct subsidiary by the Company, is pre-operational and its corporate purpose is to manage its own assets and have an interest in the capital of other companies.

Smiles Viagens e Turismo S.A. (“Smiles Viagens”), has as main purpose intermediating travel organization services by booking or selling airline tickets, accommodation, tours, among others. The subsidiaries Smiles Fidelidade Argentina and Smiles Viajes Y Turismo S.A., both headquartered in Buenos Aires, Argentina, have the purpose to promote Smiles Program’s operations and the sale of airline tickets in this country.

The investment funds Airfim and Fundo Sorriso, controlled by GLA, have the characteristic of an exclusive fund and act as an extension to carry out operations with derivatives and financial investments, so that the Company consolidates the assets and liabilities of this fund.

1.2.    Impacts and measures taken by the management regarding Covid-19 and the Russian invasion of Ukraine

The first days of 2022 featured a significant growth in Covid-19 cases, with the “Omicron” variant, which led to flights cancelled by several companies in Brazil and worldwide. Through its flexible business model based on a single type of fleet, GOL did not see any operational impact in the period, with regularity above 99% and market leadership in domestic routes.

In February 2022, Russia launched a military invasion of Ukraine, severely escalating the existing conflict between these countries and generating impacts of reduction in global investments and in the supply of oil production due to the sanctions imposed by the international community on Russia. As a consequence, Brent and WTI oil, as well as the differentials for Heating Oil and Jet Fuel distillates rose sharply during the year 2022, higher than the previous period and resulted in the historical record level of aviation kerosene prices for the third quarter of 2022, as seen in the increase in costs. In view of this increase, the Company uses its capacity management to optimize the pricing of its fares, increase productivity and mitigating cost increase, in addition to evaluating protection strategies of future exposure and participate in sectoral negotiations in order to mitigate the impact on the operating margin.

The results of the period demonstrate a consistent recovery in demand, with plans to return to pre-pandemic levels in the coming quarters, with the Company having increased the domestic offer, measured by the ASK, at 40.2% on this period compared to the same period in 2021 and observed an increase of 36.7% in domestic demand, measured by RPK following the same comparison.

In order to keep up with the resumption of demand and increase its positioning in the regional market, the Company, in addition to inaugurating new routes in this market, also signed agreements with new partners and expanded frequencies on previously operated routes.

1.2.1          Impacts on the financial statements

Throughout 2022, the operational network resumed and the offer normalized at levels close to 2019, having reached in the fourth quarter of 2022 86% of the supply equivalent to the same period of 2019. However, the result for the period bears the impacts of the pandemic period that led to a reduction in the network.

In the preparation of this financial statement, the Management considered the most recent forecasts available, duly reflected in the Company's business plans.

1.3.	Capital structure and net working capital

On December 31, 2022, the Company’s negative consolidated net working capital reached R$10,867,704 (R$8,393,753 negative on December 31, 2021). This is mainly due to an increased advance ticket sales and frequent-flyer program, on December 31, 2022, these obligations totaled R$5,079,405 (R$3,969,251 on December 31, 2021), which are expected to be substantially carried out with the Company’s services.

On December 31, 2022, the Company also had a negative shareholders’ equity position attributed to the controlling shareholders, totaling R$21,358,815 (R$21,053,678 negative on December 31, 2021). The variation observed is mainly due to loss for the period, partially offset by the capital increase carried out in the context of the investment agreement with American Airlines (see Note 1.4).

The Company is highly sensitive to the macroeconomic scenario and Brazilian Real’s volatility, as approximately 93.7% of the indebtedness (loans and financing and leases) is linked to US dollars (“US$”) and 47.8% of costs are also linked to US dollars, while the capacity to adjust ticket prices charged to its customers in order to offset the U.S. dollar appreciation is dependent on capacity (offer) and ticket prices practiced by the competitors.

Over the past five years, Management has taken many measures to adapt the size of its fleet to demand, matching the supply of seats to demand and thus keeping high load factors, reducing costs and adjusting its capital structure, with highlight to the issuance of Senior Secured Amortizing Notes, in the amount of US$ 196 million (Note 1.9) in 2022, and in 2023 the closing of the transaction related to the issuance of Senior Secured Notes due in 2028, in the amount of US$ 1.4 billion (Note 1.7 and 33.2). These measures will lead to an improvement in the Company’s capital structure and liquidity.

Our financial statements have been prepared on an accounting base of continuity, which includes the continuity of operations, realization of assets and compliance with liabilities and commitments in the usual course of business, in compliance with the business plan prepared by Management, reviewed and approved, by GOL's Board of Directors.

Although there is still significant uncertainty about how long it will take for the airline industry to recover, and this leads to a material uncertainty about our ability to remain in operation, on December 31, 2022, the financial statements do not include any adjustments that may result from the inability to continue operating.

1.4.	American Airlines investment agreement

In the year ended December 31, 2022, GOL and American Airlines formalized an agreement to expand their commercial cooperation, with an investment of R$948,320, paid up in cash by American Airlines for 22,224,513 preferred shares of the Company.

As of this transaction, American Airlines has the right to appoint a member to the Company's Board of Directors for the next 3 years, having appointed Mr. Anmol Bhargava.

The exclusive codeshare agreement furthers the relationship between the two airlines, with more travel opportunities for passengers and improving the customer experience and GOL's competitive position on routes that connect North and South America. The investment agreement, in addition to the terms of confidentiality, exclusivity and cooperation, provides for certain restrictions on changes in the Company's capital.

1.5.	Acceleration of fleet transformation

In the fiscal year ended December 31, 2022, the Company received 15 Boeing 737-MAX aircraft, and continued the fleet transformation plan to replace Boeing 737 NG aircraft with Boeing 737-MAX aircraft.

The Boeing 737-MAX consumes around 15% less fuel and produces around 16% less carbon and 40% less noise, besides having a longer flight range when compared to Boeing 737-NG aircraft.

With the demand’s recovery, the advanced vaccination in several states and markets, operations close to resuming pre-pandemic levels and significantly higher macroeconomic variables linked to costs due to the exchange rate and mainly the aviation fuel price, there is an increased need to advance the replacement of the current fleet of 737 NG.

In addition, the Company managed to obtain agreements to acquire new 737 MAX aircraft with more favorable conditions compared to the pre-pandemic period, due to new facility lines to finance these aircraft and balance the Company's financing portfolio.

Due to the advanced fleet transformation, the Company will return 737-NG aircraft, with relevant future disbursements estimated, as disclosed in Note 23.2, which may be compensated with deposits disclosed in Note 12.

1.6.	Landmark cargo and logistics services agreement

In April 2022, the Company signed a 10-year cargo service agreement with Mercado Livre. This agreement provides for a dedicated cargo fleet with 6 (six) Boeing 737-800 BCFs, allowing including another 6 cargo aircraft by 2025. During the year ended December 31, 2022, the Company received 2 cargo aircraft, having started operations in September of 2022.

GOL's agreement with Mercado Livre is part of the Company's investment to meet the needs of the growing Brazilian e-commerce market. As a result, the Company plans to expand its services and significantly increase the available cargo carrying capacity in tons in 2023 to generate additional revenue.

1.7.	Agreement between the Controlling Shareholder and Main investors of Avianca

On May 11, 2022, the Company received a mail from its controlling shareholder MOBI Fundo de Investimento em Açõ Investimento no Exterior (“MOBI FIA”) notifying that a Master Contribution Agreement was signed with the main shareholders of Investment Vehicle 1 Limited (“Avianca Holding”), including Kingsland International Group S.A., Elliott International L.P. and South Lake One LLC.

Under the Master Contribution Agreement, MOBI FIA will contribute with its shares in GOL and major investors in Avianca Holding will contribute with their shares in Avianca Holding to create a privately held company, incorporated under the laws of England and Wales. GOL and Avianca will continue to operate independently and keep their brands and cultures.

On March 1st, 2023, the Company's controlling shareholder, MOBI FIA, announced the completion of the corporate transaction provided for in the Master Contribution Agreement, on this date transferred to Abra Group Limited, a company incorporated under the laws of England and Wales (“Abra”) all shares issued by the Company held by MOBI FIA. On March 3, 2023 the Company announced the closing of the private placement with Abra's investors and concurrently the Company completed the closing of Abra's private investment in the Company through Senior Secured Notes due 2028 which will be issued in the amount of US$1.4 billion.

The Master Contribution Agreement provides that the main investors of Avianca and other parties to the Master Contribution Agreement will contribute their shares issued by Avianca to Abra, in exchange for common shares issued by Abra, which is expected to be completed by the end of the March. The parties to the Master Contribution Agreement will enter into a Shareholders' Agreement to govern their rights and obligations as shareholders of Abra, with MOBI FIA (and, indirectly, the Constantino brothers) and the Major Investors of Avianca becoming co-controllers of Abra.

1.8.	Acquisition of MAP Transportes Aéreos

On June 8, 2021, GOL signed an agreement to acquire MAP Transportes Aéreos Ltda., a domestic Brazilian airline with routes to regional destinations from Congonhas Airport in São Paulo, considering the Company's commitment to expand the air transportation demand and rationally consolidate in the domestic market as the country's economy recovers from Covid-19.

On December 30, 2021, through SG Order 1929/2021, the Administrative Council for Economic Defense (CADE) approved the operation without restrictions. The conclusion of the transaction is subject to other precedent conditions, which have not yet been fulfilled. Therefore, on December 31, 2022, there are no impacts on the Company's Financial Statements.

MAP may be acquired for R$28 million, to be paid only after meeting all precedent conditions, through 100,000 preferred shares (GOLL4) at R$28.00 per share and R$25 million in cash in 24 monthly installments. At closing, the Company will assume up to R$100 million in MAP's financial commitments.

This transaction should bring as main benefits: (i) expanded new routes; (ii) higher seat supply to historically under-offered markets; and (iii) improved efficient operations.

1.9.	Issuance of Senior Secured Amortizing Notes

On December, 2022 GOL, through its subsidiary GOL Finance, issued Senior Secured Amortizing Notes bearing 5.00% p.a. and maturing in 2026 (series A) and Subordinated Secured Amortizing Notes bearing 3.00% p.a. and maturing in 2025 (series B), in a total volume of US$196 million.

The Notes were issued in exchange for full compliance, at 100% of face value, with certain lease payment obligation for aircraft that are under deferral arrangements, among other obligations that participating aircraft lessors have elected to exchange for Notes.

The Notes have an average grace period of 12 months. After the grace period, the Series A Notes will be amortized in ten equal quarterly installments and the Series B Notes will be amortized in nine equal quarterly installments and will be contractually subordinated to the Series A Notes. The Notes may be redeemed by GOL at any time at face value and are guaranteed by a fiduciary assignment of receivables unencumbered by GOL Linhas Aéreas S.A.(“GLA”).

1.10.	Compliance program

On September 15, 2022, the Company entered into an agreement with the Comptroller General of the Union of Brazil ("CGU"), with the United States Department of Justice ("DoJ") and with the U.S. Securities and Exchange Commission ("SEC") to terminate investigations into payments made by GOL between 2012 and 2013 to politically exposed persons, including Brazilian government officials, as a result of a December 2016 GOL report to the SEC and to the Securities and Exchange Commission ("CVM").

Pursuant to the agreements entered into, the authorities acknowledged the Compliance program, internal controls, and Company’s anti-corruption procedures: (a) GOL agreed to pay the full amount of US$3.4 million to CGU to be deducted from payments due to the DoJ and SEC as described below; (b) the DoJ has agreed by the filing of the indictment, whereby it was determined that no compliance monitoring will be required and that the company agreed to report annually, for three years, to the DoJ remediation and implementation of Compliance measures related to anti-corruption policies, procedures and practices; (c) GOL agreed to pay US$17.0 million to the DoJ and US$24.5 million to the SEC in penalties and interest for the early judgment related to the reduction of payroll tax and fuel tax between 2012 and 2013 that benefited the Company along with other companies and airlines. Of which US$20.25 million has been paid to the DoJ and SEC, with US$12.6 being paid in September 2022 and US$7.65 in December 2022. The balance will be paid in the next two years; and (d) the payment of US$3.4 million by GOL to CGU which, as described above, will be credited by the DoJ and the SEC and may be deducted from the payments due to them.